UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30*

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 44.0%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 3/15/20 (n)		$25,000	$28,000

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$62,408	$68,300
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	31,454
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.678%, 6/15/39		32,000	33,929
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		42,936	46,515
Goldman Sachs Mortgage Securities Corp., FRN, 5.818%, 8/10/45		63,784	70,732
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	26,894
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49		63,042	69,699
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.815%, 6/15/49		40,577	42,066
Morgan Stanley Capital I Trust, “AM”, FRN, 5.679%, 4/15/49		30,000	31,413
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2/15/51		50,000	54,781

			$475,783
Automotive - 0.5%
Delphi Corp., 5%, 2/15/23		$43,000	$45,580
Lear Corp., 5.375%, 3/15/24		5,000	5,085
Renault S.A., 3.625%, 9/19/18	EUR	15,000	21,803
Toyota Motor Credit Corp., 0.875%, 7/17/15		$50,000	50,286
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		5,000	5,138
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		9,000	9,045
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	14,190

			$151,127
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$40,000	$46,030

Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43		$20,000	$19,482
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		35,000	36,400

			$55,882
Building - 0.4%
Lafarge S.A., 6.625%, 11/29/18	EUR	50,000	$79,559
Mohawk Industries, Inc., 6.125%, 1/15/16		$25,000	27,000
Owens Corning, Inc., 6.5%, 12/01/16		5,000	5,521
Owens Corning, Inc., 4.2%, 12/15/22		9,000	8,926

			$121,006
Cable TV - 0.3%
Comcast Corp., 4.65%, 7/15/42		$16,000	$15,959
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	11,273
NBCUniversal Media LLC, 5.15%, 4/30/20		50,000	56,487
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	10,204
Videotron Ltd., 5.375%, 6/15/24 (z)		$5,000	5,025

			$98,948
Chemicals - 0.4%
CF Industries, Inc., 5.15%, 3/15/34		$8,000	$8,226
Dow Chemical Co., 8.55%, 5/15/19		40,000	51,218
FMC Corp., 4.1%, 2/01/24		10,000	10,179
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		45,000	48,150

			$117,773

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$5,000	$5,021
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	10,000	14,844
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	5,000	8,996

			$28,861
Consumer Products - 0.0%
Henkel AG & Co. KGaA, 5.375% to 11/25/15, FRN to 11/25/04	EUR	10,000	$14,588

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$10,885

Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 3.125%, 1/23/19 (z)		$12,000	$12,288
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	21,850

			$34,138
Emerging Market Sovereign - 0.7%
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	344,000	$130,899
Republic of Turkey, 8%, 2/14/34		$20,000	24,250
United Mexican States, 8.5%, 5/31/29	MXN	740,000	66,232

			$221,381
Energy - Independent - 0.0%
Apache Corp., 4.75%, 4/15/43		$7,000	$7,037
EOG Resources, Inc., 2.625%, 3/15/23		7,000	6,613

			$13,650
Financial Institutions - 0.3%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$32,350
General Electric Capital Corp., 3.1%, 1/09/23		14,000	13,700
International Lease Finance Corp., 5.75%, 5/15/16		18,000	19,361
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	15,113
SLM Corp., 6.25%, 1/25/16		11,000	11,825
SLM Corp., 4.875%, 6/17/19		2,000	2,032

			$94,381
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$50,000	$57,399
Conagra Foods, Inc., 3.2%, 1/25/23		17,000	16,236
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,045

			$78,680
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$28,031

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$12,018

Insurance - 0.5%
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	20,000	$28,531
CNP Assurances S.A. , 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	75,943
UnumProvident Corp., 6.85%, 11/15/15 (n)		$40,000	43,317

			$147,791

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.4%
Aon Corp., 6.25%, 9/30/40		$20,000	$24,370
Berkshire Hathaway, Inc., 4.5%, 2/11/43		15,000	14,865
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		40,000	44,400
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	15,000	20,871
CNA Financial Corp., 3.95%, 5/15/24		$6,000	6,027
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		6,000	6,078
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		20,000	19,675

			$136,286
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$19,472
Statoil A.S.A., FRN, 0.525%, 5/15/18		11,000	10,987

			$30,459
International Market Sovereign - 16.2%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	267,000	$277,994
Federal Republic of Germany, 3.25%, 7/04/21	EUR	105,000	166,746
Federal Republic of Germany, 6.25%, 1/04/30	EUR	82,000	174,322
Federal Republic of Germany, 2.5%, 7/04/44	EUR	11,000	15,379
Government of Canada, 4.5%, 6/01/15	CAD	146,000	137,420
Government of Canada, 4.25%, 6/01/18	CAD	255,000	256,073
Government of Canada, 3.25%, 6/01/21	CAD	210,000	205,099
Government of Canada, 5.75%, 6/01/33	CAD	53,000	68,109
Government of Japan, 2%, 3/20/52	JPY	3,000,000	30,823
Government of Japan, 1.1%, 6/20/20	JPY	45,500,000	462,771
Government of Japan, 2.1%, 9/20/24	JPY	32,850,000	363,986
Government of Japan, 2.2%, 9/20/27	JPY	12,250,000	138,043
Government of Japan, 2.4%, 3/20/37	JPY	8,700,000	96,643
Government of Norway, 3.75%, 5/25/21	NOK	168,000	30,159
Kingdom of Belgium, 4.25%, 9/28/21	EUR	138,000	225,720
Kingdom of Belgium, 4%, 3/28/32	EUR	12,000	19,211
Kingdom of Spain, 5.4%, 1/31/23	EUR	73,000	118,674
Kingdom of Spain, 5.5%, 7/30/17	EUR	63,000	98,643
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	272,266
Kingdom of Sweden, 5%, 12/01/20	SEK	445,000	82,785
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	60,000	94,596
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	32,000	61,358
Republic of Austria, 1.75%, 10/20/23	EUR	47,000	64,329
Republic of France, 6%, 10/25/25	EUR	13,000	24,755
Republic of France, 4.75%, 4/25/35	EUR	51,000	90,945
Republic of Ireland, 4.5%, 4/18/20 (e)	EUR	100,000	156,889
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	103,000	170,233
Republic of Italy, 5.25%, 8/01/17	EUR	219,000	339,630
Republic of Italy, 3.75%, 3/01/21	EUR	248,000	367,228
Republic of Portugal, 4.45%, 6/15/18	EUR	82,000	120,812
Republic of Portugal, 4.8%, 6/15/20	EUR	37,000	55,357
United Kingdom Treasury, 5%, 3/07/18	GBP	107,000	202,139
United Kingdom Treasury, 4.25%, 12/07/27	GBP	16,000	30,134
United Kingdom Treasury, 4.25%, 3/07/36	GBP	64,000	120,277

			$5,139,548
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 12/01/17		$13,000	$15,243
United Rentals North America, Inc., 5.75%, 11/15/24		5,000	5,038

			$20,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 1.4%
Bank of America Corp., 7.625%, 6/01/19		$50,000	$61,539
Bank of America Corp., 4.125%, 1/22/24		12,000	12,135
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,820
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	80,593
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$32,000	36,285
JPMorgan Chase & Co., 4.25%, 10/15/20		40,000	42,771
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	12,630
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		50,000	54,500
Regions Financial Corp., 2%, 5/15/18		14,000	13,721
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	50,000	78,566
Wells Fargo & Co., 2.1%, 5/08/17		$32,000	32,766
Wells Fargo & Co., 5.375%, 11/02/43		5,000	5,267

			$433,593
Medical & Health Technology & Services - 0.3%
Davita, Inc., 6.625%, 11/01/20		$36,000	$38,565
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	41,367
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	3,015

			$82,947
Metals & Mining - 0.5%
Barrick Gold Corp., 4.1%, 5/01/23		$10,000	$9,486
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		17,000	18,753
Cameco Corp., 5.67%, 9/02/19	CAD	10,000	10,163
Kinross Gold Corp., 5.95%, 3/15/24 (n)		$7,000	7,013
Plains Exploration & Production Co., 6.875%, 2/15/23		47,000	52,288
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22		20,000	20,008
Southern Copper Corp., 6.75%, 4/16/40		21,000	21,373
Vale Overseas Ltd., 6.875%, 11/10/39		13,000	13,898

			$152,982
Mortgage-Backed - 2.6%
Fannie Mae, 5.463%, 11/01/15		$38,555	$40,518
Fannie Mae, 5.132%, 2/01/16		27,820	29,451
Fannie Mae, 5.732%, 7/01/16		24,782	27,046
Fannie Mae, 5.05%, 1/01/17		28,243	30,365
Fannie Mae, 4.5%, 3/01/34		93,003	99,504
Fannie Mae, 5.5%, 1/01/37		16,485	18,172
Fannie Mae, 6%, 12/01/37 - 6/01/38		14,441	16,062
Fannie Mae, 5%, 12/01/39		146,173	159,404
Fannie Mae, 4%, 2/01/41		40,330	41,920
Fannie Mae, 3.5%, 5/01/43		78,106	78,726
Fannie Mae, TBA, 4.5%, 5/01/44		90,000	95,680
Freddie Mac, 3.882%, 11/25/17		40,000	42,866
Freddie Mac, 2.313%, 3/25/20		24,000	23,865
Ginnie Mae, 3.5%, 6/20/43		107,823	110,192

			$813,771
Natural Gas - Pipeline - 0.4%
Access Midstream Partner LP, 4.875%, 3/15/24		$10,000	$9,975
Enbridge, Inc., 3.19%, 12/05/22	CAD	10,000	8,813
Energy Transfer Partners LP, 4.65%, 6/01/21		$27,000	28,384
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	9,565
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	6,031
Spectra Energy Partners LP, 4.75%, 3/15/24		27,000	28,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Sunoco Logistics Partners LP, 5.3%, 4/01/44		$7,000	$6,989
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	10,000	9,847
Williams Partners LP, 5.4%, 3/04/44		$8,000	8,209

			$116,263
Network & Telecom - 0.2%
British Telecom PLC, 5.75%, 12/07/28	GBP	10,000	$18,805
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	10,000	16,481
Verizon Communications, Inc., 5.15%, 9/15/23		$11,000	12,038
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	10,685
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	9,233
Verizon Communications, Inc., 6.55%, 9/15/43		12,000	14,603

			$81,845
Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$20,750
BB&T Corp., 3.95%, 4/29/16		40,000	42,490
Citigroup, Inc., 6.125%, 5/15/18		15,000	17,240
Discover Bank, 4.25%, 3/13/26		8,000	8,019
Macquarie Group Ltd., 6.25%, 1/14/21 (n)		20,000	22,362
Rabobank Nederland N.V., 4%, 9/19/22	GBP	5,000	8,679
SunTrust Banks, Inc., 3.5%, 1/20/17		$9,000	9,502
U.S. Bancorp, 2.95%, 7/15/22		6,000	5,771

			$134,813
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 11/06/15		$50,000	$50,427
Celgene Corp., 1.9%, 8/15/17		13,000	13,115
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		27,000	28,418
Gilead Sciences, Inc., 3.7%, 4/01/24		13,000	13,005
Mylan, Inc., 2.55%, 3/28/19		4,000	3,957
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		14,000	13,011
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)		27,000	28,350
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		10,000	11,050
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		12,000	11,946

			$173,279
Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 10/15/19 (n)		$5,000	$5,231
Moody’s Corp., 4.875%, 2/15/24		16,000	16,806

			$22,037
Real Estate - 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$2,000	$2,057
Boston Properties, Inc., REIT, 3.125%, 9/01/23		14,000	13,137
ERP Operating LP, REIT, 3%, 4/15/23		2,000	1,888
Hammerson PLC, REIT, 6%, 2/23/26	GBP	5,000	9,663
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$50,000	57,951
WEA Finance LLC/WT Finance Australia, 3.375%, 10/03/22 (n)		7,000	6,990

			$91,686
Retailers - 0.3%
Gap, Inc., 5.95%, 4/12/21		$30,000	$33,778
Home Depot, Inc., 5.95%, 4/01/41		25,000	30,337
Limited Brands, Inc., 7%, 5/01/20		25,000	28,500

			$92,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$7,000	$7,170
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	10,000	9,388

			$16,558
Telecommunications - Wireless - 0.2%
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	$4,179
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,402
Crown Castle International Corp., 5.25%, 1/15/23		35,000	35,569
Rogers Communications, Inc., 5%, 3/15/44		6,000	6,041

			$56,191
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/20	CAD	10,000	$10,066

Tobacco - 0.1%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$28,152
Lorillard Tobacco Co., 8.125%, 6/23/19		14,000	17,305

			$45,457
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,158
ERAC USA Finance Co., 7%, 10/15/37 (n)		20,000	25,153

			$30,311
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25		$52,898	$55,995
Small Business Administration, 2.22%, 3/01/33		36,167	33,960

			$89,955
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)		$218,332	$224,490
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18		63,644	69,083
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)		161,467	171,408
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23		190,979	188,890
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24		74,186	74,441
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25 (f)		158,842	187,048
U.S. Treasury Bonds, TIPS, 2%, 1/15/26		129,641	147,618
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)		82,355	97,764
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28		98,257	108,866
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)		78,098	106,170
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29 (f)		71,907	87,322
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29		86,797	122,533
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32		31,628	43,716
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40		44,372	53,129
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)		48,067	57,759
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42		86,958	75,775
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44		45,166	46,090
U.S. Treasury Notes, TIPS, 0.5%, 4/15/15		129,527	132,158
U.S. Treasury Notes, TIPS, 1.875%, 7/15/15		74,561	78,172
U.S. Treasury Notes, TIPS, 2%, 1/15/16		103,712	110,057
U.S. Treasury Notes, TIPS, 0.125%, 4/15/16 (f)		223,605	229,649
U.S. Treasury Notes, TIPS, 2.5%, 7/15/16		89,188	97,298
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17		96,274	105,428
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17		65,461	73,295
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18		243,873	249,474
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18		54,238	58,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19 (f)		$39,222	$43,800
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19		72,305	80,473
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20 (f)		88,700	95,859
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20		137,292	147,953
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21		180,588	185,935
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)		216,002	211,614
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)		185,129	181,339
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)		222,948	215,720
U.S. Treasury Notes, TIPS, 0.625%, 2/15/43		75,289	63,043

			$4,222,217
Utilities - Electric Power - 0.2%
CMS Energy Corp., 5.05%, 3/15/22		$15,000	$16,684
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	10,053
PPL Capital Funding, Inc., 5%, 3/15/44		$6,000	6,078
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,381
Progress Energy, Inc., 7.05%, 3/15/19		30,000	35,914

			$73,110
Utilities - Water - 0.4%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	100,000	$139,285
Total Bonds			$13,984,508

Common Stocks - 30.8%
Aerospace - 0.8%
Honeywell International, Inc.		927	$85,986
Precision Castparts Corp.		299	75,575
United Technologies Corp.		746	87,163

			$248,724
Alcoholic Beverages - 0.3%
Pernod Ricard S.A.		867	$100,929

Apparel Manufacturers - 0.7%
Li & Fung Ltd.		50,000	$73,874
LVMH Moet Hennessy Louis Vuitton S.A.		344	62,533
NIKE, Inc., “B”		592	43,725
PVH Corp.		395	49,284

			$229,416
Automotive - 0.7%
Delphi Automotive PLC		1,320	$89,575
Guangzhou Automobile Group Co. Ltd., “H”		34,000	35,725
Honda Motor Co. Ltd.		1,400	49,291
Kia Motors Corp.		1,070	59,609

			$234,200
Biotechnology - 0.3%
Biogen Idec, Inc. (a)		293	$89,620

Broadcasting - 0.8%
Publicis Groupe S.A.		739	$66,766
Twenty-First Century Fox, Inc.		3,022	96,613
Walt Disney Co.		1,110	88,878

			$252,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 0.4%
BlackRock, Inc.	125	$39,310
Franklin Resources, Inc.	844	45,728
IntercontinentalExchange Group, Inc.	216	42,731

		$127,769
Business Services - 0.6%
Accenture PLC, “A”	829	$66,088
Cognizant Technology Solutions Corp., “A” (a)	1,232	62,352
Fidelity National Information Services, Inc.	1,000	53,450

		$181,890
Cable TV - 0.4%
Comcast Corp., “Special A”	1,609	$78,455
Time Warner Cable, Inc.	280	38,410

		$116,865
Chemicals - 0.1%
Monsanto Co.	353	$40,161

Computer Software - 0.6%
Citrix Systems, Inc. (a)	630	$36,181
Oracle Corp.	1,231	50,360
Qlik Technologies, Inc. (a)	1,190	31,642
Salesforce.com, Inc. (a)	1,135	64,797

		$182,980
Computer Software - Systems - 1.1%
Apple, Inc. (s)	115	$61,725
CDW Corp.	810	22,226
EMC Corp. (s)	2,681	73,486
Hewlett-Packard Co. (s)	5,071	164,098
NCR Corp. (a)	700	25,585

		$347,120
Conglomerates - 0.2%
Hutchison Whampoa Ltd.	4,000	$52,962

Construction - 0.3%
Anhui Conch Cement Co. Ltd.	5,500	$23,577
Sherwin-Williams Co.	306	60,322

		$83,899
Consumer Products - 0.3%
Colgate-Palmolive Co.	1,387	$89,975

Consumer Services - 0.2%
Priceline.com, Inc. (a)	46	$54,827

Containers - 0.1%
Crown Holdings, Inc. (a)	770	$34,450

Electrical Equipment - 0.8%
Danaher Corp. (s)	1,804	$135,300
Siemens AG	567	76,316
W.W. Grainger, Inc.	187	47,247

		$258,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 1.0%
Altera Corp.	2,060	$74,654
JDS Uniphase Corp. (a)	2,120	29,680
MediaTek, Inc.	2,000	29,521
Mellanox Technologies Ltd. (a)	630	24,652
Microchip Technology, Inc.	1,140	54,446
NXP Semiconductors N.V. (a)	810	47,636
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	50,587
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	770	15,415

		$326,591
Energy - Independent - 1.3%
Anadarko Petroleum Corp.	790	$66,960
Cabot Oil & Gas Corp.	1,760	59,629
Cairn Energy PLC (a)	2,877	8,005
Cenovus Energy, Inc.	1,020	29,497
EOG Resources, Inc.	393	77,095
INPEX Corp.	3,100	40,216
Occidental Petroleum Corp.	627	59,747
Oil Search Ltd.	3,710	29,108
Pioneer Natural Resources Co.	206	38,551

		$408,808
Energy - Integrated - 1.4%
BG Group PLC	3,439	$64,070
Exxon Mobil Corp. (s)	1,893	184,908
Petroleo Brasileiro S.A., ADR	2,980	39,187
Royal Dutch Shell PLC, “A”	4,158	151,880

		$440,045
Engineering - Construction - 0.2%
Fluor Corp.	338	$26,273
JGC Corp.	1,000	34,782

		$61,055
Food & Beverages - 1.4%
Coca-Cola Co.	2,770	$107,088
Groupe Danone	1,344	95,041
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	36,254
Mondelez International, Inc.	2,273	78,532
Nestle S.A.	1,544	116,230
Want Want China Holdings Ltd.	12,000	17,915

		$451,060
Food & Drug Stores - 0.4%
CVS Caremark Corp.	1,070	$80,100
Sundrug Co. Ltd.	800	36,545

		$116,645
Gaming & Lodging - 0.2%
Sands China Ltd.	10,800	$80,688

General Merchandise - 0.5%
Dollarama, Inc.	850	$64,755
Target Corp. (s)	1,449	87,679

		$152,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.2%
ACE Ltd.	378	$37,445
AIA Group Ltd.	18,600	88,246
Delta Lloyd N.V.	2,490	69,036
Hiscox Ltd.	5,185	58,953
ING Groep N.V. (a)	3,584	50,733
MetLife, Inc.	1,620	85,536

		$389,949
Internet - 0.9%
eBay, Inc. (a)	878	$48,501
Facebook, Inc., “A ” (a)	850	51,204
Google, Inc., “A” (a)(s)	121	134,856
LinkedIn Corp., “A” (a)	217	40,132
Yelp, Inc. (a)	320	24,618

		$299,311
Machinery & Tools - 1.0%
Atlas Copco AB, “A”	1,967	$56,740
Eaton Corp. PLC	980	73,618
Joy Global, Inc.	1,083	62,814
Roper Industries, Inc.	546	72,896
Schindler Holding AG	305	44,954

		$311,022
Major Banks - 1.9%
BNP Paribas	653	$50,369
Goldman Sachs Group, Inc.	294	48,172
HSBC Holdings PLC	5,267	53,344
JPMorgan Chase & Co. (s)	1,921	116,624
Morgan Stanley	1,760	54,859
Royal Bank of Scotland Group PLC (a)	7,200	37,331
Standard Chartered PLC	1,815	37,929
State Street Corp.	750	52,163
Sumitomo Mitsui Financial Group, Inc.	1,500	64,075
Wells Fargo & Co.	1,990	98,983

		$613,849
Medical & Health Technology & Services - 0.1%
Kobayashi Pharmaceutical Co. Ltd.	700	$40,353

Medical Equipment - 1.2%
Abbott Laboratories	2,190	$84,337
Covidien PLC	1,365	100,546
DENTSPLY International, Inc.	1,300	59,852
Sonova Holding AG	336	49,105
Thermo Fisher Scientific, Inc. (s)	774	93,066

		$386,906
Metals & Mining - 0.5%
Gerdau S.A., ADR	3,270	$20,961
Iluka Resources Ltd.	2,988	27,461
Rio Tinto Ltd.	1,897	105,551

		$153,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.2%
GDF SUEZ	1,867	$51,081
Tokyo Gas Co. Ltd.	6,000	30,461

		$81,542
Oil Services - 0.5%
Cameron International Corp. (a)	780	$48,181
Schlumberger Ltd.	634	61,815
Technip	380	39,216

		$149,212
Other Banks & Diversified Financials - 2.7%
American Express Co.	800	$72,024
BB&T Corp.	1,150	46,196
DBS Group Holdings Ltd.	7,000	89,983
Discover Financial Services	991	57,666
Erste Group Bank AG	2,216	75,711
HDFC Bank Ltd., ADR	1,160	47,595
Itau Unibanco Holding S.A., IPS	2,680	40,041
Julius Baer Group Ltd.	1,111	49,301
Kasikornbank PLC, NVDR	9,000	49,383
KBC Group N.V.	538	33,093
Sberbank of Russia, ADR	4,356	42,340
UBS AG	4,063	83,921
UniCredit S.p.A.	6,839	62,466
Visa, Inc., “A” (s)	514	110,952

		$860,672
Pharmaceuticals - 1.7%
Actavis PLC (a)	210	$43,229
Bayer AG	708	95,762
Novartis AG	1,970	167,129
Pfizer, Inc. (s)	3,299	105,964
Santen Pharmaceutical Co. Ltd.	1,400	62,123
Valeant Pharmaceuticals International, Inc. (a)	450	59,324

		$533,531
Railroad & Shipping - 0.2%
Union Pacific Corp.	301	$56,486

Real Estate - 0.2%
Mitsubishi Estate Co. Ltd.	3,000	$71,094

Restaurants - 0.2%
McDonald’s Corp.	686	$67,249

Specialty Chemicals - 0.8%
Akzo Nobel N.V.	907	$74,010
FMC Corp.	450	34,452
JSR Corp.	2,900	53,749
Linde AG	295	59,010
W.R. Grace & Co. (a)	510	50,577

		$271,798
Specialty Stores - 0.2%
Industria de Diseno Textil S.A.	338	$50,709

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT		677	$55,426
KDDI Corp.		1,500	86,848
Turkcell Iletisim Hizmetleri A.S. (a)		3,230	18,039
Vodafone Group PLC		4,749	17,442

			$177,755
Telephone Services - 0.6%
BT Group PLC		5,350	$33,849
China Unicom (Hong Kong) Ltd.		12,000	15,780
TDC A.S.		4,349	40,205
Telecom Italia S.p.A. - Savings Shares		30,440	28,474
Telefonica Brasil S.A., ADR		2,360	50,126
Verizon Communications, Inc.		700	33,299

			$201,733
Tobacco - 0.3%
Japan Tobacco, Inc.		2,900	$91,033

Trucking - 0.1%
Yamato Holdings Co. Ltd.		2,000	$43,095

Utilities - Electric Power - 0.6%
CMS Energy Corp.		3,302	$96,683
Edison International		901	51,006
Energias do Brasil S.A.		7,000	31,776

			$179,465
Total Common Stocks			$9,794,970

Underlying Affiliated Funds - 20.4%
MFS Commodity Strategy Fund - Class R5 (v)		525,553	$4,772,025
MFS Global Real Estate Fund - Class R5 (v)		115,606	1,717,906
Total Underlying Affiliated Funds			$6,489,931
	First Exercise
Warrants - 0.1%
Other Banks & Diversified Financials - 0.1%
Deutsche Bank (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	25,124	$40,138

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		1,544,325	$1,544,325
Total Investments			$31,853,872

Other Assets, Less Liabilities - (0.2)%			(63,234)
Net Assets - 100.0%			$31,790,638

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $456,274, representing 1.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2014, the fund had no short sales outstanding.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	$12,000	$12,288
Videotron Ltd., 5.375%, 6/15/24	3/26/14	5,000	5,025
Total Restricted Securities			$17,313
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	4,000	4/11/14	$3,589	$3,707	$118
BUY	AUD	Credit Suisse Group	1,000	4/11/14	884	927	43
BUY	AUD	Deutsche Bank AG	87,000	4/11/14	77,156	80,634	3,478
BUY	AUD	Goldman Sachs International	56,805	4/11/14	50,989	52,648	1,659
BUY	AUD	JPMorgan Chase Bank N.A.	737,886	4/11/14-5/12/14	663,347	682,668	19,321
SELL	BRL	UBS AG	599,166	4/02/14-6/03/14	262,439	261,941	498
BUY	CAD	Barclays Bank PLC	118,000	4/11/14	106,127	106,714	587
BUY	CAD	Goldman Sachs International	7,000	4/11/14	6,292	6,331	39
BUY	CAD	JPMorgan Chase Bank N.A.	98,211	4/11/14-5/12/14	88,551	88,790	239
SELL	CAD	Citibank N.A.	53,000	4/11/14	49,168	47,931	1,237
SELL	CAD	Deutsche Bank AG	54,194	4/11/14	50,000	49,011	989
SELL	CAD	Goldman Sachs International	27,620	4/11/14	25,906	24,978	928
SELL	CAD	JPMorgan Chase Bank N.A.	800,957	5/12/14	726,000	723,827	2,173
SELL	CAD	Merrill Lynch International Bank	531,446	4/11/14	487,834	480,618	7,216
BUY	CHF	Citibank N.A.	3,000	4/11/14	3,342	3,394	52
BUY	CHF	Goldman Sachs International	77,000	4/11/14	85,383	87,105	1,722
SELL	CHF	Deutsche Bank AG	87,000	4/11/14	98,600	98,418	182
BUY	CZK	Citibank N.A.	248,000	4/11/14	12,369	12,446	77
BUY	DKK	UBS AG	207,201	4/11/14	37,907	38,236	329
BUY	EUR	Credit Suisse Group	90,350	4/11/14	124,024	124,468	444
BUY	EUR	Deutsche Bank AG	3,000	4/11/14	4,120	4,133	13
BUY	EUR	Goldman Sachs International	1,475,687	4/11/14-5/12/14	2,001,929	2,032,838	30,909
BUY	EUR	Merrill Lynch International Bank	15,000	4/11/14	20,391	20,664	273
SELL	EUR	Citibank N.A.	3,000	4/11/14	4,138	4,133	5
SELL	EUR	Goldman Sachs International	151,190	4/11/14	209,345	208,283	1,062
SELL	EUR	Morgan Stanley Capital Services, Inc.	65,000	4/11/14	90,252	89,545	707
BUY	GBP	Barclays Bank PLC	10,000	4/11/14	16,582	16,670	88
BUY	GBP	Citibank N.A.	12,000	4/11/14	19,876	20,004	128
BUY	GBP	Credit Suisse Group	149,382	4/11/14	245,206	249,025	3,819
BUY	GBP	Goldman Sachs International	512,406	4/11/14-5/12/14	835,872	854,026	18,154
BUY	GBP	JPMorgan Chase Bank N.A.	371,092	5/12/14	604,615	618,480	13,865
SELL	GBP	Deutsche Bank AG	61,000	4/11/14	101,835	101,689	146
SELL	GBP	Goldman Sachs International	50,385	4/11/14-5/12/14	84,226	83,976	250
SELL	GBP	JPMorgan Chase Bank N.A.	257,286	5/12/14	430,000	428,806	1,194
BUY	ILS	JPMorgan Chase Bank N.A.	45,000	5/12/14	12,704	12,898	194
BUY	INR	JPMorgan Chase Bank N.A.	3,085,000	4/15/14	48,875	51,499	2,624
BUY	JPY	Credit Suisse Group	1,500,000	4/11/14	14,330	14,533	203
BUY	JPY	Deutsche Bank AG	12,646,868	4/11/14	122,020	122,535	515
BUY	JPY	Goldman Sachs International	12,755,867	4/11/14	123,087	123,591	504
SELL	JPY	Barclays Bank PLC	1,058,000	4/11/14	10,344	10,251	93
SELL	JPY	Deutsche Bank AG	10,764,000	4/11/14	105,169	104,292	877
SELL	JPY	Goldman Sachs International	7,654,000	4/11/14	75,527	74,160	1,367
SELL	JPY	JPMorgan Chase Bank N.A.	66,160,952	5/12/14	647,651	641,140	6,511
BUY	KRW	JPMorgan Chase Bank N.A.	119,309,000	5/21/14	111,042	111,811	769
BUY	MXN	JPMorgan Chase Bank N.A.	414,781	4/16/14	31,460	31,736	276
BUY	MYR	JPMorgan Chase Bank N.A.	62,709	5/08/14	18,987	19,155	168
BUY	NOK	Goldman Sachs International	3,758,544	4/11/14-5/12/14	600,649	626,753	26,104
BUY	NOK	JPMorgan Chase Bank N.A.	7,090,007	5/12/14	1,177,000	1,182,248	5,248
BUY	NZD	Deutsche Bank AG	140,000	4/11/14	117,819	121,409	3,590
BUY	NZD	Goldman Sachs International	28,000	4/11/14	23,956	24,282	326
BUY	NZD	JPMorgan Chase Bank N.A.	504,037	5/12/14	421,000	436,016	15,016

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NZD	Westpac Banking Corp.	81,972	4/11/14	$68,366	$71,086	$2,720
BUY	PLN	JPMorgan Chase Bank N.A.	81,039	4/11/14	26,566	26,785	219
BUY	SEK	Goldman Sachs International	2,364,054	5/12/14	362,083	365,027	2,944
BUY	SEK	JPMorgan Chase Bank N.A.	1,429,508	5/12/14	218,529	220,726	2,197
SELL	SEK	Barclays Bank PLC	19,000	4/11/14	2,952	2,935	17
SELL	SEK	Goldman Sachs International	114,708	4/11/14	17,791	17,720	71
BUY	SGD	Citibank N.A.	24,000	4/11/14	18,930	19,080	150
BUY	THB	JPMorgan Chase Bank N.A.	1,345,000	4/08/14	41,283	41,450	167
SELL	THB	JPMorgan Chase Bank N.A.	572,540	4/08/14	17,652	17,645	7
BUY	TRY	JPMorgan Chase Bank N.A.	237,000	4/11/14	104,109	110,427	6,318
BUY	ZAR	Barclays Bank PLC	288,000	4/11/14	26,009	27,318	1,309

							$192,448

Liability Derivatives
SELL	AUD	Barclays Bank PLC	55,000	4/11/14	$49,152	$50,975	$(1,823)
SELL	AUD	Credit Suisse Group	56,136	4/11/14	50,099	52,028	(1,929)
SELL	AUD	JPMorgan Chase Bank N.A.	2,965,425	5/12/14	2,627,781	2,742,604	(114,823)
SELL	AUD	UBS AG	43,502	4/11/14	38,000	40,319	(2,319)
SELL	AUD	Westpac Banking Corp.	258,289	4/11/14	230,505	239,389	(8,884)
BUY	BRL	Deutsche Bank AG	167,375	4/02/14	73,962	73,766	(196)
BUY	BRL	JPMorgan Chase Bank N.A.	132,208	4/02/14	58,421	58,267	(154)
BUY	BRL	UBS AG	299,583	4/02/14	132,150	132,033	(117)
SELL	BRL	Deutsche Bank AG	167,375	4/02/14	71,000	73,766	(2,766)
SELL	BRL	JPMorgan Chase Bank N.A.	132,208	4/02/14	54,124	58,267	(4,143)
SELL	CAD	Citibank N.A.	8,949	4/11/14	8,000	8,094	(94)
SELL	CAD	Goldman Sachs International	74,000	4/11/14	66,486	66,923	(437)
SELL	CAD	JPMorgan Chase Bank N.A.	635,359	5/12/14	570,842	574,176	(3,334)
BUY	CHF	Morgan Stanley Capital Services, Inc.	2,000	4/11/14	2,289	2,262	(27)
SELL	CHF	Citibank N.A.	9,000	4/11/14	10,148	10,181	(33)
SELL	CHF	Deutsche Bank AG	1,000	4/11/14	1,127	1,131	(4)
SELL	CHF	JPMorgan Chase Bank N.A.	1,665,426	5/12/14	1,854,078	1,884,459	(30,381)
SELL	DKK	Goldman Sachs International	20,000	4/11/14	3,658	3,691	(33)
BUY	EUR	Citibank N.A.	50,454	4/11/14	70,225	69,506	(719)
BUY	EUR	Deutsche Bank AG	224,357	4/11/14	311,374	309,079	(2,295)
BUY	EUR	Goldman Sachs International	57,976	4/11/14	80,333	79,869	(464)
SELL	EUR	Barclays Bank PLC	52,943	4/11/14	71,743	72,936	(1,193)
SELL	EUR	Citibank N.A.	14,217	4/11/14	19,218	19,586	(368)
SELL	EUR	Credit Suisse Group	145,782	4/11/14	199,122	200,833	(1,711)
SELL	EUR	Deutsche Bank AG	105,202	4/11/14	143,951	144,929	(978)
SELL	EUR	Goldman Sachs International	613,854	4/11/14-5/12/14	839,486	845,628	(6,142)
SELL	EUR	JPMorgan Chase Bank N.A.	130,782	4/11/14	178,770	180,169	(1,399)
SELL	EUR	Merrill Lynch International Bank	11,000	4/11/14	15,082	15,154	(72)
BUY	GBP	Goldman Sachs International	2,000	4/11/14	3,336	3,334	(2)
SELL	GBP	Citibank N.A.	18,000	4/11/14	29,865	30,007	(142)
SELL	GBP	Deutsche Bank AG	11,455	4/11/14	18,857	19,096	(239)
SELL	GBP	Goldman Sachs International	31,753	4/11/14-5/12/14	52,199	52,926	(727)
BUY	JPY	Barclays Bank PLC	1,300,000	4/11/14	12,695	12,596	(99)
BUY	JPY	Citibank N.A.	1,158,000	4/11/14	11,443	11,220	(223)
BUY	JPY	Credit Suisse Group	12,483,240	4/11/14	122,586	120,950	(1,636)
BUY	JPY	Deutsche Bank AG	21,936,723	4/11/14	216,246	212,545	(3,701)
BUY	JPY	Goldman Sachs International	14,948,865	4/11/14	146,198	144,839	(1,359)
BUY	JPY	JPMorgan Chase Bank N.A.	76,295,658	4/11/14-5/12/14	746,760	739,337	(7,423)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	JPY	UBS AG	7,264,000	4/11/14	$71,545	$70,381	$(1,164)
SELL	JPY	Goldman Sachs International	792,000	4/11/14	7,664	7,674	(10)
SELL	JPY	JPMorgan Chase Bank N.A.	10,487,000	4/11/14	100,099	101,608	(1,509)
SELL	MXN	Barclays Bank PLC	794,575	5/21/14	59,372	60,632	(1,260)
SELL	NOK	Goldman Sachs International	187,304	4/11/14	29,687	31,270	(1,583)
SELL	NOK	JPMorgan Chase Bank N.A.	1,406,986	5/12/14	224,907	234,613	(9,706)
SELL	NZD	Citibank N.A.	78,088	4/11/14	64,000	67,719	(3,719)
SELL	NZD	Goldman Sachs International	7,000	4/11/14	5,744	6,070	(326)
SELL	NZD	JPMorgan Chase Bank N.A.	1,536,795	4/11/14-5/12/14	1,256,931	1,329,662	(72,731)
SELL	NZD	UBS AG	23,593	4/11/14	19,000	20,460	(1,460)
BUY	SEK	Goldman Sachs International	212,316	5/12/14	33,000	32,783	(217)
SELL	TRY	JPMorgan Chase Bank N.A.	244,000	4/11/14	109,844	113,689	(3,845)

							$(299,919)

Futures Contracts Outstanding at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	52	$1,157,544	April - 2014	$56,224
S&P/TSE 60 Index (Short)	CAD	4	591,949	June - 2014	818
DAX Index (Long)	EUR	1	330,171	June - 2014	12,671
FTSE/MIB Index (Long)	EUR	12	1,768,902	June - 2014	101,830
IBEX 35 Index (Long)	EUR	11	1,562,999	April - 2014	69,351
FTSE 100 Index (Short)	GBP	3	327,270	June - 2014	218
Hang Seng China Enterprises Index (Long)	HKD	27	1,754,574	April - 2014	89,854
Hang Seng Index (Long)	HKD	1	142,719	April - 2014	3,584
Mexico Bolsa Index (Long)	MXN	9	280,047	June - 2014	13,773
TurkDEX-BIST 30 Index (Long)	TRY	152	607,197	April - 2014	54,424
MSCI Taiwan Index (Long)	USD	51	1,592,730	April - 2014	44,331
Russell 2000 Mini Index (Short)	USD	2	234,100	June - 2014	3,374

					$450,452

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	19	$2,036,026	June - 2014	$4,622
Canadian Treasury Bond 10 yr (Long)	CAD	30	3,525,916	June - 2014	536
Japanese Government Bond 10 yr (Short)	JPY	3	4,203,459	June - 2014	4,316

					$9,474

					$459,926

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	15	$1,875,551	June - 2014	$(14,663)
KOSPI 200 Index (Short)	KRW	10	1,213,772	June - 2014	(5,017)
OMX 30 Index (Short)	SEK	37	772,608	April - 2014	(31,585)
MSCI Singapore Index (Short)	SGD	9	511,424	April - 2014	(13,916)
E-Mini S&P 500 Index (Short)	USD	1	93,230	June - 2014	(201)
SGX CNX Nifty Index (Short)	USD	6	81,048	April - 2014	(2,108)
FTSE/JSE Top 40 Index (Short)	ZAR	14	576,809	June - 2014	(19,535)

					$(87,025)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
German Euro Bund (Short)	EUR	22	$4,345,603	June - 2014	$(20,645)
United Kingdom Treasury 10 yr (Short)	GBP	10	1,826,030	June - 2014	(12,682)
U.S. Treasury Note 10 yr (Long)	USD	22	2,717,000	June - 2014	(19,733)

					$(53,060)

					$(140,085)

At March 31, 2014, the fund had cash collateral of $15,591 and liquid securities with an aggregate value of $1,461,253 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,506,744	$—	$—	$5,506,744
Japan	703,664	—	—	703,664
United Kingdom	568,354	—	—	568,354
Switzerland	510,639	—	—	510,639
France	465,934	—	—	465,934
Hong Kong	295,770	—	—	295,770
Netherlands	241,414	—	—	241,414
Germany	231,089	—	—	231,089
Brazil	218,345	—	—	218,345
Other Countries	1,053,017	40,138	—	1,093,155
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,312,172	—	4,312,172
Non-U.S. Soverign Debt	—	5,425,526	—	5,425,526
U.S. Corporate Bonds	—	1,966,179	—	1,966,179
Residential Mortgage-Backed Securities	—	813,771	—	813,771
Comercial Mortgage-Backed Securities	—	475,783	—	475,783
Foreign Bonds	—	991,077	—	991,077
Mutual Funds	8,034,256	—	—	8,034,256
Total Investments	$17,829,226	$14,024,646	$—	$31,853,872

Other Financial Instruments
Futures Contracts	$ 319,841	$—	$—	$319,841
Forward Foreign Currency Exchange Contracts	—	(107,471)	—	(107,471)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,245,933 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,712,000
Gross unrealized appreciation	2,784,522
Gross unrealized depreciation	(1,642,650)
Net unrealized appreciation (depreciation)	$1,141,872

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	487,860	110,233	(72,540)	525,553
MFS Global Real Estate Fund	111,770	18,115	(14,279)	115,606
MFS Institutional Money Market Portfolio	1,889,430	9,588,974	(9,934,079)	1,544,325

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(365,520)	$—	$25,031	$4,772,025
MFS Global Real Estate Fund	1,692	47,456	43,105	1,717,906
MFS Institutional Money Market Portfolio	—	—	758	1,544,325

	$(363,828)	$47,456	$68,894	$8,034,256

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	60.6%
Canada	14.0%
Italy	8.1%
Spain	6.7%
China	5.9%
Taiwan	5.3%
Brazil	4.9%
Japan	(6.5)%
Germany	(9.2)%
Other Countries	10.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.